Long-term investment (Details) - Medical Star	1 Months Ended		6 Months Ended
	Aug. 31, 2021 USD ($)	Aug. 31, 2021 CNY (¥)	Sep. 30, 2021 USD ($)
Schedule of Equity Method Investments [Line Items]
Investment made in privately held company	$ 308,385	¥ 2,000,000	$ 308,385
Loss from long-term investment			(1,897)
Foreign currency translation adjustments			10
Balance at the end			$ 306,498